Equity - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Disclosure of equity [Line Items]
Number of Shares issued	3,900,669	3,896,734	3,891,728
Deposits receipts for ordinary shares issued	€ 3,900,000	€ 5,000,000	€ 5,900,000
Issue of contingent convertible capital securities	750,000,000	2,750,000,000
Reserve of cash flow hedges	€ 1,450,000,000	€ 1,208,000,000	€ 604,000,000
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,729,000,000
Cash dividend paid	€ 3,000,000	€ 2,679,000,000	€ 2,668,000,000
Unrealised revaluations and exchange rate differences, net	(1,557,000,000)
Recognition of a financial liability with initial recognition through shareholders equity	48,444,000,000	47,684,000,000
Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures	644,000,000	624,000,000
Software and other intangible assets [member]
Disclosure of equity [Line Items]
Legal reserve	688,000,000	736,000,000
TRY [member]
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(536,000,000)
USD [member]
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(406,000,000)
PLN [member]
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(137,000,000)
RUB [member]
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(104,000,000)
Reserve of cash flow hedges [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations	242,000,000	604,000,000	342,000,000
Equity investments [member]
Disclosure of equity [Line Items]
FVOCI revaluation reserve			(517,000,000)
Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings	(1,000,000)	(472,000,000)	(56,000,000)
Changes in unrealised revaluations	(337,000,000)	137,000,000	(461,000,000)
Other changes related to prior years revaluations	€ (62,000,000)
Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
FVOCI revaluation reserve		1,580,000,000	€ 1,914,000,000
Transfer of revaluation reserve to retained earnings		€ (472,000,000)
Ordinary shares [member]
Disclosure of equity [Line Items]
Number of Shares issued	600,000	900,000	1,100,000
Par value per share	€ 0.01
Cumulative preference shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01
Increased dividend percentage	2.585%
Authorised share capital, ordinary shares	4,600,000,000
Maximum [member]
Disclosure of equity [Line Items]
Share capital	83,000,000	306,000,000
Minimum [member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Par value per share	€ 0.01
Bank Of Beijing [Member] | Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations	€ (339,000,000)	€ 35,000,000	€ (549,000,000)
Kotak Mahindra Bank [Member]
Disclosure of equity [Line Items]
Realised gains/losses transferred to the statement of profit or loss	€ (119,000,000)
Kotak Mahindra Bank [Member] | Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations			€ 71,000,000
Kotak Mahindra Bank [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings		(320,000,000)
EquensWorldLine [Member] | Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations		101,000,000
EquensWorldLine [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Line Items]
Transfer of revaluation reserve to retained earnings		€ (149,000,000)
Payvision [Member]
Disclosure of equity [Line Items]
Percentage of voting equity interests acquired	2.00%	23.00%	75.00%
Total purchase consideration				€ 90,000,000
Transfer between Non-controlling interest and Shareholders equity	€ 2,000,000	€ 24,000,000
Recognition of a financial liability with initial recognition through shareholders equity			€ 87,000,000
Payvision [Member] | Call options [member]
Disclosure of equity [Line Items]
Percentage of voting equity interests acquired				25.00%
TMB Bank Public Company Ltd [member]
Disclosure of equity [Line Items]
Realised gains/losses transferred to the statement of profit or loss	€ (18,000,000)
ING Groep N.V. or its subsidiaries [Member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Shares issued and fully paid	3,901
ING Groep N.V. or its subsidiaries [Member] | Kotak Mahindra Bank [Member] | Ordinary shares [member]
Disclosure of equity [Line Items]
Authorised share capital, ordinary shares	14,729,000
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN [member]
Disclosure of equity [Line Items]
Reserve for dividend and repayment of capital	€ 1,912,000,000	1,818,000,000	1,638,000,000
Statutory Reserve	1,912,000,000	1,818,000,000
Retained earnings [member]
Disclosure of equity [Line Items]
Cash dividend paid	€ 0	€ 2,650,000,000	€ 2,607,000,000